Equity - Issued Capital - Schedule of Observable Market Conditions (Details) - Level 1 [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Minimum [Member]
Schedule of Observable Market Conditions [Line Items]
Historical volatility
Exercise price (in Dollars per share)	$ 5	$ 5
Share price	0.8	0.367
Risk-free interest rate
Dividend yield
Fair value per warrant (in Dollars per share)	$ 0.8	$ 0.367
Maximum [Member]
Schedule of Observable Market Conditions [Line Items]
Historical volatility
Exercise price (in Dollars per share)	$ 5.16	$ 5.16
Share price	0.8	0.367
Risk-free interest rate
Dividend yield
Fair value per warrant (in Dollars per share)	$ 0.8	$ 0.367